DERIVATIVE INSTRUMENTS - Schedule of Outstanding Derivative Instruments (Details) - Foreign exchange forward contracts - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Derivative [Line Items]
Derivative assets	$ 4,047	$ 702
Derivative liabilities	$ (2,098)	$ 0